Leases (Details) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases (Details) [Line Items]
Operating lease, rent expense	$ 0.5		$ 0.9	$ 1.8	$ 1.9
Operating lease liabilities		$ 0.9
Lease agreements to lease buildings		2
Lease deposit		$ 4.1
Annual base rent		$ 1.3
Percentage of lease subject to annual increases		3.00%
Lease annual base rent increases		$ 1.8
Leases improvement allowances		$ 3.5
Extend term of leases		3
Leases for consecutive periods		60 months
Minimum [Member]
Leases (Details) [Line Items]
Lease terms		2 years
Leases renewal term		3 years
Maximum [Member]
Leases (Details) [Line Items]
Lease terms		5 years
Leases renewal term		10 years